VIA-Q1

Quarterly Report
March 31, 2026
MFS®  Inflation-Adjusted
Bond Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.99%, 11/15/2054 (i)		$2,047,888	$68,207
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.297% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)		300,000	299,234
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.194%, 7/15/2054 (i)		1,858,854	86,204
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.55%, 2/15/2054 (i)		1,260,753	73,941
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)		4,199,367	180,644
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		2,351,315	87,827
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		3,181,220	140,885
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.236%, 8/15/2054 (i)		3,740,104	175,626
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)		3,173,685	152,498
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)		1,277,867	48,834
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		1,614,259	67,258
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.144%, 6/15/2054 (i)		1,794,061	64,400
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)		390,093	386,147
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)		625,000	623,346
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.812% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)		772,058	771,011
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029		101,661	101,844
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)		406,375	403,768
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)		1,407,474	80,389
			$3,812,063
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$297,709
Emerging Market Sovereign – 2.3%
Oriental Republic of Uruguay, 3.7%, 6/26/2037	UYU	34,715,125	$915,174
Republic of Chile, 4.7%, 9/01/2030	CLP	1,000,000,000	1,053,175
Republic of Peru, 6.85%, 8/12/2035	PEN	2,000,000	584,971
Republic of South Africa, 8.875%, 2/28/2035	ZAR	13,000,000	754,716
			$3,308,036
International Market Sovereign – 48.4%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	1,745,075	$1,052,838
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		599,482	334,798
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	4,631,364	3,885,472
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,037,182	669,244
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	3,304,862	2,009,510
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030 (n)	EUR	856,840	1,014,911
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		1,866,089	2,109,142
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,046,623	2,518,163
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	13,467,068	1,329,221
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030 (n)	EUR	628,332	734,784
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		4,303,114	4,734,378
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047 (n)		497,737	389,594
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		2,073,301	1,454,856
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032 (n)		10,585,482	12,396,370
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041 (n)		3,077,388	3,828,455
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,023,827	708,472
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,375,531	4,480,678
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		2,553,812	3,308,965
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,628,456	3,633,417
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,582,169	3,246,188
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,965,974	4,457,831
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,371,860	2,546,363
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		501,247	471,961
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,155,560	1,035,318
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,529,160	2,558,979

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	380,880	$347,725
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,493,300	2,058,458
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		721,031	771,311
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,278,009	921,788
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,109,792	846,980
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		592,979	387,606
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,106,734	708,171
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		224,079	150,992
			$71,102,939
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$494,536
Mortgage-Backed – 2.3%
Fannie Mae, 4%, 9/25/2050 (i)		$214,036	$41,179
Fannie Mae, 2.5%, 2/25/2051 (i)		137,599	19,342
Fannie Mae, 5.111%, 11/25/2053		171,608	174,639
Fannie Mae, 5.061%, 12/25/2054		232,424	234,203
Freddie Mac, 0.415%, 5/25/2029 (i)		2,538,351	31,522
Freddie Mac, 0.437%, 7/25/2029 (i)		1,264,362	31,924
Freddie Mac, 0.593%, 1/25/2030 (i)		741,755	14,825
Freddie Mac, 1.797%, 4/25/2030 (i)		564,669	36,798
Freddie Mac, 1.666%, 5/25/2030 (i)		1,221,668	77,723
Freddie Mac, 1.168%, 9/25/2030 (i)		646,322	30,167
Freddie Mac, 0.713%, 12/25/2030 (i)		184,156	5,208
Freddie Mac, 0.318%, 1/25/2031 (i)		4,818,830	56,545
Freddie Mac, 0.779%, 1/25/2031 (i)		1,882,263	65,302
Freddie Mac, 0.935%, 1/25/2031 (i)		1,425,035	56,349
Freddie Mac, 0.508%, 3/25/2031 (i)		5,864,342	120,716
Freddie Mac, 1.213%, 5/25/2031 (i)		709,327	38,633
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	51,319
Freddie Mac, 0.536%, 9/25/2031 (i)		4,635,695	120,709
Freddie Mac, 0.854%, 9/25/2031 (i)		1,417,400	57,826
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	122,912
Freddie Mac, 0.496%, 12/25/2031 (i)		6,916,623	167,654
Freddie Mac, 0.566%, 12/25/2031 (i)		1,130,491	30,544
Freddie Mac, 0.266%, 5/25/2033 (i)		3,200,000	63,442
Freddie Mac, 0.905%, 9/25/2034 (i)		789,814	53,346
Freddie Mac, 2.5%, 11/25/2050 (i)		273,197	45,370
Freddie Mac, 2.313%, 8/15/2057 (i)		122,593	16,175
Ginnie Mae, 4.972%, 10/20/2053		369,921	373,316
Ginnie Mae, 5.022%, 10/20/2053		746,135	753,819
Ginnie Mae, 4.872%, 12/20/2053		348,903	351,373
Ginnie Mae, 7.622%, 5/20/2055		72,025	73,758
			$3,316,638
U.S. Treasury Inflation Protected Securities – 42.1%
U.S. Treasury Bonds, 2.125%, 2/15/2040		$1,700,447	$1,664,036
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,221,322	7,871,234
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,832,886	2,752,211
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,375,658	2,270,060
U.S. Treasury Bonds, 2.125%, 2/15/2054		679,319	598,695
U.S. Treasury Notes, 0.5%, 1/15/2028		5,755,645	5,710,108
U.S. Treasury Notes, 0.875%, 1/15/2029		10,576,671	10,498,311
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		13,222,929	12,430,808
U.S. Treasury Notes, 0.125%, 1/15/2032		9,480,587	8,724,290
U.S. Treasury Notes, 1.75%, 1/15/2034		9,264,811	9,225,211
			$61,744,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 1.0%
U.S. Treasury Notes, 1.875%, 1/15/2036	$1,525,494	$1,507,075
Total Bonds		$145,583,960
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.71% (v)	995,674	$995,674

Other Assets, Less Liabilities – 0.1%		214,684
Net Assets – 100.0%		$146,794,318

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $995,674 and
$145,583,960, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,372,631, representing 22.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,262,666	USD	1,518,923	Barclays Bank PLC	4/17/2026	$41,916
BRL	3,486,794	USD	661,490	JPMorgan Chase Bank N.A.	5/05/2026	7,571
EUR	558,642	USD	645,670	JPMorgan Chase Bank N.A.	4/17/2026	495
HUF	356,878,685	USD	1,069,347	State Street Corp.	4/17/2026	2,689
JPY	433,653,391	USD	2,726,698	Merrill Lynch International	4/17/2026	9,237
NOK	3,873,871	USD	384,552	HSBC Bank	4/17/2026	15,513
ZAR	781,071	USD	45,866	Barclays Bank PLC	4/17/2026	242
USD	802,073	AUD	1,136,284	HSBC Bank	4/17/2026	18,238
USD	776,296	AUD	1,099,521	JPMorgan Chase Bank N.A.	4/17/2026	17,821
USD	235,560	AUD	332,823	State Street Corp.	4/17/2026	5,971
USD	1,536,283	CAD	2,126,297	Citibank N.A.	4/17/2026	6,701
USD	22,804	CAD	31,245	JPMorgan Chase Bank N.A.	4/17/2026	328
USD	743,492	CAD	1,028,280	Merrill Lynch International	4/17/2026	3,784
USD	404,587	CAD	546,654	Morgan Stanley Capital Services LLC	4/17/2026	11,343
USD	765,761	CHF	605,937	JPMorgan Chase Bank N.A.	4/17/2026	6,707
USD	256,988	CLP	236,212,780	Deutsche Bank AG	5/15/2026	1,808
USD	871,099	CLP	753,405,000	JPMorgan Chase Bank N.A.	5/15/2026	57,199
USD	465,515	CZK	9,828,968	Merrill Lynch International	4/17/2026	2,542
USD	32,027	DKK	206,400	NatWest Markets PLC	4/17/2026	84
USD	234,211	EUR	202,027	HSBC Bank	4/17/2026	532
USD	2,656,215	EUR	2,261,788	JPMorgan Chase Bank N.A.	4/17/2026	40,072
USD	694,523	GBP	516,278	HSBC Bank	4/17/2026	11,193
USD	1,239,343	GBP	922,129	JPMorgan Chase Bank N.A.	4/17/2026	18,842
USD	1,600,244	JPY	252,396,586	JPMorgan Chase Bank N.A.	4/17/2026	7,865
USD	163,931	NZD	270,752	Deutsche Bank AG	4/17/2026	8,267
USD	391,536	NZD	653,835	Goldman Sachs International	4/17/2026	15,626
USD	1,598,426	NZD	2,725,085	State Street Corp.	4/17/2026	31,688
USD	819,326	PLN	2,955,480	Barclays Bank PLC	4/17/2026	23,191
USD	1,434,398	SEK	12,766,373	Goldman Sachs International	4/17/2026	84,777
USD	1,525,250	SEK	14,091,011	Merrill Lynch International	4/17/2026	35,592
USD	178,974	ZAR	2,999,778	Barclays Bank PLC	4/17/2026	1,894
USD	642,666	ZAR	10,597,309	Merrill Lynch International	4/17/2026	17,096
USD	393,764	ZAR	6,500,231	State Street Corp.	4/17/2026	10,049
						$516,873
Liability Derivatives
AUD	467,429	USD	327,549	State Street Corp.	4/17/2026	$(5,105)
CAD	52,892	USD	38,449	Morgan Stanley Capital Services LLC	4/17/2026	(400)
CHF	1,195,404	USD	1,543,949	State Street Corp.	4/17/2026	(46,473)
CZK	9,828,968	USD	472,727	Citibank N.A.	4/17/2026	(9,753)
DKK	195,354	USD	31,335	Morgan Stanley Capital Services LLC	4/17/2026	(1,101)
DKK	2,083,888	USD	326,484	State Street Corp.	4/17/2026	(3,974)
EUR	521,451	USD	620,504	HSBC Bank	4/17/2026	(17,358)
EUR	564,958	USD	668,777	JPMorgan Chase Bank N.A.	4/17/2026	(15,308)
EUR	1,817,764	USD	2,127,014	Merrill Lynch International	4/17/2026	(24,462)
EUR	104,090	USD	125,763	State Street Corp.	4/17/2026	(5,366)
GBP	420,583	USD	575,307	HSBC Bank	4/17/2026	(18,636)
GBP	538,255	USD	734,363	JPMorgan Chase Bank N.A.	4/17/2026	(21,946)
JPY	249,350,539	USD	1,640,462	State Street Corp.	4/17/2026	(67,300)
NOK	7,193,306	USD	756,671	JPMorgan Chase Bank N.A.	4/17/2026	(13,799)
NOK	7,033,805	USD	735,478	UBS AG	4/17/2026	(9,078)
PLN	3,060,930	USD	825,780	HSBC Bank	4/17/2026	(1,239)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
SEK	3,989,738	USD	434,934	State Street Corp.	4/17/2026	$(13,152)
ZAR	6,312,010	USD	379,569	Goldman Sachs International	4/17/2026	(6,965)
USD	37,247	AUD	54,087	Merrill Lynch International	4/17/2026	(64)
USD	143,387	BRL	775,717	Deutsche Bank AG	5/05/2026	(5,461)
USD	509,497	BRL	2,711,077	JPMorgan Chase Bank N.A.	5/05/2026	(10,715)
USD	221,187	EUR	191,811	Barclays Bank PLC	4/17/2026	(675)
USD	670,497	EUR	581,298	HSBC Bank	4/17/2026	(1,873)
USD	1,048,327	HUF	356,878,685	HSBC Bank	4/17/2026	(23,709)
USD	43,116	JPY	6,895,157	JPMorgan Chase Bank N.A.	4/17/2026	(386)
USD	28,215	PLN	105,450	State Street Corp.	4/17/2026	(190)
						$(324,488)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	89	$6,364,986	June – 2026	$6,473
Euro-Bobl 5 yr	Short	EUR	32	4,269,433	June – 2026	54,480
Euro-BTP Short-Term	Long	EUR	38	4,649,176	June – 2026	4,302
Euro-Bund 10 yr	Short	EUR	13	1,884,116	June – 2026	16,837
Euro-Buxl 30 yr	Short	EUR	19	2,421,437	June – 2026	46,512
Japan Government Bond 10 yr	Short	JPY	2	1,642,166	June – 2026	18,884
						$147,488
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	27	$2,329,286	June – 2026	$(46,854)
Euro-Oat 10 yr	Long	EUR	17	2,332,194	June – 2026	(81,192)
Euro-Schatz 2 yr	Long	EUR	74	9,045,104	June – 2026	(27,998)
U.S. Treasury Note 10 yr	Long	USD	26	2,887,219	June – 2026	(45,769)
U.S. Treasury Note 2 yr	Long	USD	55	11,409,492	June – 2026	(24,556)
						$(226,369)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	CPI-U / At Maturity	2.6365% / At Maturity	$2,243	$—	$2,243
2/05/27	USD	8,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	38,199	—	38,199
3/12/31	USD	6,000,000	centrally cleared	CPI-U / At Maturity	2.498% / At Maturity	14,504	—	14,504
						$54,946	$—	$54,946

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
3/20/27	USD	7,550,000	centrally cleared	CPI-U / At Maturity	3.291% / At Maturity	$(4,549)	$—	$(4,549)
3/15/28	EUR	6,500,000	centrally cleared	HCIP / Annually	2.976% / Annually	(47,197)	—	(47,197)
						$(51,746)	$—	$(51,746)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $942,026 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$63,252,039	$—	$63,252,039
Non - U.S. Sovereign Debt	—	74,410,975	—	74,410,975
U.S. Corporate Bonds	—	792,245	—	792,245
Residential Mortgage-Backed Securities	—	4,473,796	—	4,473,796
Commercial Mortgage-Backed Securities	—	1,226,713	—	1,226,713
Asset-Backed Securities (including CDOs)	—	1,428,192	—	1,428,192
Investment Companies	995,674	—	—	995,674
Total	$995,674	$145,583,960	$—	$146,579,634
Other Financial Instruments
Futures Contracts – Assets	$147,488	$—	$—	$147,488
Futures Contracts – Liabilities	(226,369)	—	—	(226,369)
Forward Foreign Currency Exchange Contracts – Assets	—	516,873	—	516,873
Forward Foreign Currency Exchange Contracts – Liabilities	—	(324,488)	—	(324,488)
Swap Agreements – Assets	—	54,946	—	54,946
Swap Agreements – Liabilities	—	(51,746)	—	(51,746)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,266,131	$10,989,063	$13,259,225	$(188)	$(107)	$995,674

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,936	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	43.0%
United Kingdom	21.7%
Italy	14.7%
France	6.6%
Supranational	5.1%
Canada	4.7%
Spain	3.9%
New Zealand	1.4%
Australia	(3.4)%
Other Countries	2.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.